Operating Leases - Schedule of Futures Minimum Lease Payments Under Non-cancellable Leases (Details) (10-Q)	Jun. 30, 2019 USD ($)
Notes to Financial Statements
2020	$ 519,922
2021	693,229
2022	693,229
2023	693,229
2024	640,118
Thereafter	2,168,932
Total lease payments	5,408,659
Less: Interest	(1,001,737)
Present value of lease liabilities	$ 4,406,922